Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 701,604,000
Previously Paid Amount	0
Total Fee Amount	61,039.55
Total Offset Amount	0
Net Fee	$ 61,039.55
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A